Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	BURNHAM INVESTORS TRUST
Central Index Key	0000030126
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	May 1, 2013

Class A, C Prospectus | Burnham Fund
Burnham Fund
INVESTMENT OBJECTIVE:
The fund seeks capital appreciation, mainly long term.
Income is generally of lesser importance, meaning that it is a secondary goal.
FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section of this prospectus and the “Purchase and Redemption of Shares” section of the funds’ Statement of Additional Information (the “SAI”).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Class A, C Prospectus Burnham Fund	Class A	Class C
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	5.00%
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)		1.00%
Maximum redemption fee (% of redemption proceeds)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, C Prospectus Burnham Fund		Class A	Class C
Management fees	[1]	0.60%	0.60%
Distribution and Shareholder Service (12b-1) fees	[1]	0.25%	1.00%
Other expenses	[1]	0.58%	0.58%
Total Annual Fund Operating Expenses	[1][2]	1.43%	2.18%
[1]	The ratios of Annual Fund Operating Expenses in this table (the "Expense Ratios") do not match those found in the "Financial Highlights" section of this prospectus because the Expense Ratios reflect the current operating expenses of the fund and do not include acquired fund fees and expenses, which are expenses incurred indirectly by the fund as a result of its investment in other funds or the recapture of expenses erroneously recouped by the fund's investment adviser.
[2]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees and Rule 12b-1 fees, respectively, and reimburse certain other expenses, to the extent required to reduce "Total Annual Fund Operating Expenses" to 1.59% and 2.34% of the average daily net assets attributable to Class A and Class C shares, respectively. Pursuant to the expense limitation agreement, any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years, provided the fund is able to effect repayment and remain in compliance with the expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (e.g., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). This expense limitation agreement is effective for the period beginning May 1, 2013 and will terminate on April 30, 2014, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board.

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Class A, C Prospectus Burnham Fund (USD $)	1 year	3 years	5 years	10 years
Class A	638	930	1,243	2,127
Class C	321	682	1,169	2,513

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Class A, C Prospectus Burnham Fund (USD $)	1 year	3 years	5 years	10 years
Class A	638	930	1,243	2,127
Class C	221	682	1,169	2,513

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its goals by investing in a diverse portfolio primarily consisting of common stocks.

The fund invests in large-capitalization stocks (i.e., companies with a capitalization generally of $12 billion or more, commonly known as “blue-chip”), which are usually issued by well-established companies. These companies generally maintain a sound financial base and offer a variety of product lines and businesses. As compared with smaller-capitalization companies, securities of large-capitalization companies historically have involved less market risk and lower long-term market returns.

In managing the fund’s stock portfolio, the adviser uses sector research, which focuses on selecting the industries the fund will invest in (e.g., top-down research). The fund seeks to reduce risk by diversifying across many different industries and economic sectors. In selecting individual stocks, the adviser looks for companies that appear to have the following characteristics:

•	Potential for sustained operating and revenue growth

•	Product leadership and strong management teams that focus on enhancing shareholder value

•	Companies with histories of paying regular dividends

•	Securities that appear undervalued by the market or that seem to be poised to benefit from restructuring or similar business changes

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash,short-term debt instruments or money market funds. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

PRINCIPAL RISKS

The principal risk of investing in the fund is a downturn in the stock market, and particularly in stocks of large-capitalization companies.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

•	Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes – large-capitalization stocks or particular sectors – fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Dividend Risk – This is the risk than an issuer of stock held by the fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

•	Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The adviser will apply its investment techniques and risk analyses in making investment decisions for the fund, but there is no guarantee that its decisions will produce the intended result. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each of the last ten calendar years. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A shares, and 1- and 5-year periods and since inception for Class C shares, compared to those of recognized U.S. common stock and bond indices. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-462-2392.

Return for Class A Shares

Best Quarter: 14.79% in 1st Quarter of 2012 Worst Quarter: (20.20)% in 4th Quarter of 2008
Average Annual Total Returns
(For the following periods ended 12/31/2012)
Average Annual Returns Class A, C Prospectus Burnham Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A		6.93%	2.23%	6.69%
Class C		10.73%	2.53%		5.33%	Apr 30, 2004
After Taxes on Distributions Class A	[1]	6.40%	1.91%	6.04%
After Taxes on Distributions and Sale of Fund Shares Class A	[1]	5.13%	1.85%	5.70%
Standard & Poor���s 500 Index (reflects no deduction of fees, expenses or taxes)		16.00%	1.66%	7.10%
Morningstar Large Cap Blend Average (reflects no deduction of fees, expenses or taxes)		14.85%	0.57%	6.30%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The after-tax returns are shown only for Class A shares; after-tax returns Class C shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation, mainly long term.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is generally of lesser importance, meaning that it is a secondary goal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section of this prospectus and the “Purchase and Redemption of Shares” section of the funds’ Statement of Additional Information (the “SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The ratios of Annual Fund Operating Expenses in this table (the "Expense Ratios") do not match those found in the "Financial Highlights" section of this prospectus because the Expense Ratios reflect the current operating expenses of the fund and do not include acquired fund fees and expenses, which are expenses incurred indirectly by the fund as a result of its investment in other funds or the recapture of expenses erroneously recouped by the fund's investment adviser.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its goals by investing in a diverse portfolio primarily consisting of common stocks.

The fund invests in large-capitalization stocks (i.e., companies with a capitalization generally of $12 billion or more, commonly known as “blue-chip”), which are usually issued by well-established companies. These companies generally maintain a sound financial base and offer a variety of product lines and businesses. As compared with smaller-capitalization companies, securities of large-capitalization companies historically have involved less market risk and lower long-term market returns.

In managing the fund’s stock portfolio, the adviser uses sector research, which focuses on selecting the industries the fund will invest in (e.g., top-down research). The fund seeks to reduce risk by diversifying across many different industries and economic sectors. In selecting individual stocks, the adviser looks for companies that appear to have the following characteristics:

•	Potential for sustained operating and revenue growth

•	Product leadership and strong management teams that focus on enhancing shareholder value

•	Companies with histories of paying regular dividends

•	Securities that appear undervalued by the market or that seem to be poised to benefit from restructuring or similar business changes

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash,short-term debt instruments or money market funds. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risk of investing in the fund is a downturn in the stock market, and particularly in stocks of large-capitalization companies.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

•	Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes – large-capitalization stocks or particular sectors – fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Dividend Risk – This is the risk than an issuer of stock held by the fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

•	Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The adviser will apply its investment techniques and risk analyses in making investment decisions for the fund, but there is no guarantee that its decisions will produce the intended result. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each of the last ten calendar years. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A shares, and 1- and 5-year periods and since inception for Class C shares, compared to those of recognized U.S. common stock and bond indices. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-462-2392.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-462-2392
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Return for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the chart do not include the effect of Class A shares' front-end sales charges. These figures would be lower if they reflected such sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 14.79% in 1st Quarter of 2012 Worst Quarter: (20.20)% in 4th Quarter of 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.20%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares; after-tax returns Class C shares will vary.
Caption	rr_AverageAnnualReturnCaption	(For the following periods ended 12/31/2012)
Standard & Poor���s 500 Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Morningstar Large Cap Blend Average (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.85%
5 Years	rr_AverageAnnualReturnYear05	0.57%
10 Years	rr_AverageAnnualReturnYear10	6.30%
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	930
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,243
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,127
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	638
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	930
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,243
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,127
Annual Return 2003	rr_AnnualReturn2003	21.60%
Annual Return 2004	rr_AnnualReturn2004	7.01%
Annual Return 2005	rr_AnnualReturn2005	5.55%
Annual Return 2006	rr_AnnualReturn2006	8.11%
Annual Return 2007	rr_AnnualReturn2007	15.31%
Annual Return 2008	rr_AnnualReturn2008	(38.30%)
Annual Return 2009	rr_AnnualReturn2009	31.11%
Annual Return 2010	rr_AnnualReturn2010	22.45%
Annual Return 2011	rr_AnnualReturn2011	5.40%
Annual Return 2012	rr_AnnualReturn2012	12.57%
1 Year	rr_AverageAnnualReturnYear01	6.93%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	6.69%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.40%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.91%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.04%	[3]
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.13%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.85%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.70%	[3]
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	321
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	682
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,513
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	682
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,513
1 Year	rr_AverageAnnualReturnYear01	10.73%
5 Years	rr_AverageAnnualReturnYear05	2.53%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004

[1]	The ratios of Annual Fund Operating Expenses in this table (the "Expense Ratios") do not match those found in the "Financial Highlights" section of this prospectus because the Expense Ratios reflect the current operating expenses of the fund and do not include acquired fund fees and expenses, which are expenses incurred indirectly by the fund as a result of its investment in other funds or the recapture of expenses erroneously recouped by the fund's investment adviser.
[2]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees and Rule 12b-1 fees, respectively, and reimburse certain other expenses, to the extent required to reduce "Total Annual Fund Operating Expenses" to 1.59% and 2.34% of the average daily net assets attributable to Class A and Class C shares, respectively. Pursuant to the expense limitation agreement, any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years, provided the fund is able to effect repayment and remain in compliance with the expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (e.g., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). This expense limitation agreement is effective for the period beginning May 1, 2013 and will terminate on April 30, 2014, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The after-tax returns are shown only for Class A shares; after-tax returns Class C shares will vary.

Class A, C Prospectus | Burnham Financial Services Fund
Burnham Financial Services Fund
INVESTMENT OBJECTIVE:
The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section of this prospectus and the “Purchase and Redemption of Shares” section of the funds’ Statement of Additional Information (“SAI”).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Class A, C Prospectus Burnham Financial Services Fund	Class A	Class C
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	5.00%
Maximum deferred sales charge (load) (% of offering price or the amount you receive when you sell shares, whichever is less)		1.00%
Maximum redemption fee (% of redemption proceeds)	2.00%	2.00%

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, C Prospectus Burnham Financial Services Fund		Class A	Class C
Management fees	[1]	0.75%	0.75%
Distribution and Shareholder Service (12b-1) fees	[1]	0.25%	1.00%
Other expenses	[1]	1.24%	1.24%
Total Annual Fund Operating Expenses	[1][2]	2.24%	2.99%
Expense Reimbursement	[1]	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.80%	2.55%
[1]	The ratios of Annual Fund Operating Expenses in this table (the "Expense Ratios") do not reflect those found in the "Financial Highlights" section of this prospectus because the Expense Ratios reflected the current operating expenses of the fund and do not include the recapture of expenses erroneously recouped by the adviser.
[2]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees and Rule 12b-1 fees, respectively, and to reimburse certain expenses, to the extent required to reduce "Total Annual Fund Operating Expenses" to 1.80% and 2.55% of the average daily net assets attributable to Class A and Class C shares, respectively. The ratios of Annual Fund Operating Expenses in this table do not reflect those found in the "Financial Highlights" section of this prospectus (the "Expense Ratios") because the Expense Ratios included expenses erroneously recaptured. Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years provided the fund is able to effect repayment and remain in compliance with applicable expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). The expense limitation agreement is effective for the period beginning May 1, 2013 and will terminate on April 30, 2014, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board.

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Class A, C Prospectus Burnham Financial Services Fund (USD $)	1 year	3 years	5 years	10 years
Class A	674	1,125	1,602	2,914
Class C	358	883	1,534	3,277

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Class A, C Prospectus Burnham Financial Services Fund (USD $)	1 year	3 years	5 years	10 years
Class A	674	1,125	1,602	2,914
Class C	258	883	1,534	3,277

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 168% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in stocks of U.S. companies that are in the financial services sector. The fund may invest in companies of any size, but, under normal conditions, the fund invests primarily in small capitalization financial services companies. As of the date of this prospectus, the fund considers companies with market capitalizations of less than $900 million to be small capitalization (unlike the Burnham Financial Industries Fund, which is also described in this prospectus and invests primarily in financial services companies without regard to market capitalization). The fund considers all of the following as part of the financial services sector:

•	Regional and money center banks

•	Insurance companies

•	Home, auto and other specialty finance companies

•	Securities brokerage firms and electronic trading networks

•	Investment management and advisory firms

•	Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

•	Thrift and savings banks

•	Financial conglomerates

•	Foreign financial services companies

•	Electronic transaction processors for financial services companies

•	Real estate investment trusts

•	Depository institutions

•	Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

Ordinarily, the fund’s portfolio will be invested primarily in common stocks. In selecting stocks, the adviser uses a combination of growth and value strategies.

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash, or short-term debt instruments or money market funds. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

PRINCIPAL RISKS

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

•	Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes – mid and small-capitalization stocks or particular sectors – fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The subadviser will apply its investment techniques and risk analyses in making investment decisions for the fund, but there is no guarantee that its decisions will produce the intended result. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•	Small- and Mid-Capitalization Companies Risk – The fund may invest in the securities of companies with small and mid-capitalizations, which can involve greater risk and the possibility of greater portfolio volatility than investments in securities of large capitalization companies. Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks. Small and mid-capitalization companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group. The securities of small capitalization companies trade in the over-the-counter markets or on regional exchanges and may not be traded daily or in the volume typical of trading on a national securities exchange, which may make these securities more difficult to value and to sell.

•	Financial Services Sector Risk – The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse affects on individual holdings in the fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform funds that focus on other types of stocks.

•	Micro Capitalization Companies Risk – Micro cap stocks have a market capitalization of less than $250 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early state of development or newly formed with limited markets or product lines. There may also be less public information about micro cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro cap companies may not be traded daily. As a result, some of the fund’s holdings may be considered or become illiquid.

•	Portfolio Turnover Risk – The portfolio turnover rate measures the frequency with which the fund sells and replaces its securities within a given period. The fund anticipates that it will experience a high portfolio turnover rate. High turnover can increase the fund’s transaction costs, thereby lowering its returns. It also may increase your tax liability.

•

Special Situations Risk– The fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the fund.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A shares, and over 1- and 5-year periods and since inception for Class C shares, compared to those of recognized U.S. common stock indices. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-462-2392.

Return for Class A Shares

Best Quarter: 20.49% in 2nd Quarter of 2009 Worst Quarter: (15.46)% in 3rd Quarter of 2011
Average Annual Total Returns
(For the following periods ended 12/31/2012)
Average Annual Returns Class A, C Prospectus Burnham Financial Services Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A		17.19%	1.68%	5.74%
Class C		21.36%	1.95%		2.33%	Apr 29, 2005
After Taxes on Distributions Class A	[1]	17.19%	1.42%	4.38%
After Taxes on Distributions and Sale of Fund Shares Class A	[1]	11.17%	1.33%	4.43%
NASDAQ Bank Index (reflects no deduction of fees, expenses or taxes)		18.73%	(4.42%)	0.71%
Morningstar Financial Sector Average (reflects no deduction of fees, expenses or taxes)		24.67%	(4.16%)	3.08%
[1]	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class C shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Financial Services Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section of this prospectus and the “Purchase and Redemption of Shares” section of the funds’ Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 168% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	168.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The ratios of Annual Fund Operating Expenses in this table (the "Expense Ratios") do not reflect those found in the "Financial Highlights" section of this prospectus because the Expense Ratios reflected the current operating expenses of the fund and do not include the recapture of expenses erroneously recouped by the adviser.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in stocks of U.S. companies that are in the financial services sector. The fund may invest in companies of any size, but, under normal conditions, the fund invests primarily in small capitalization financial services companies. As of the date of this prospectus, the fund considers companies with market capitalizations of less than $900 million to be small capitalization (unlike the Burnham Financial Industries Fund, which is also described in this prospectus and invests primarily in financial services companies without regard to market capitalization). The fund considers all of the following as part of the financial services sector:

•	Regional and money center banks

•	Insurance companies

•	Home, auto and other specialty finance companies

•	Securities brokerage firms and electronic trading networks

•	Investment management and advisory firms

•	Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

•	Thrift and savings banks

•	Financial conglomerates

•	Foreign financial services companies

•	Electronic transaction processors for financial services companies

•	Real estate investment trusts

•	Depository institutions

•	Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

Ordinarily, the fund’s portfolio will be invested primarily in common stocks. In selecting stocks, the adviser uses a combination of growth and value strategies.

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash, or short-term debt instruments or money market funds. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

•	Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes – mid and small-capitalization stocks or particular sectors – fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The subadviser will apply its investment techniques and risk analyses in making investment decisions for the fund, but there is no guarantee that its decisions will produce the intended result. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•	Small- and Mid-Capitalization Companies Risk – The fund may invest in the securities of companies with small and mid-capitalizations, which can involve greater risk and the possibility of greater portfolio volatility than investments in securities of large capitalization companies. Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks. Small and mid-capitalization companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group. The securities of small capitalization companies trade in the over-the-counter markets or on regional exchanges and may not be traded daily or in the volume typical of trading on a national securities exchange, which may make these securities more difficult to value and to sell.

•	Financial Services Sector Risk – The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse affects on individual holdings in the fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform funds that focus on other types of stocks.

•	Micro Capitalization Companies Risk – Micro cap stocks have a market capitalization of less than $250 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early state of development or newly formed with limited markets or product lines. There may also be less public information about micro cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro cap companies may not be traded daily. As a result, some of the fund’s holdings may be considered or become illiquid.

•	Portfolio Turnover Risk – The portfolio turnover rate measures the frequency with which the fund sells and replaces its securities within a given period. The fund anticipates that it will experience a high portfolio turnover rate. High turnover can increase the fund’s transaction costs, thereby lowering its returns. It also may increase your tax liability.

•

Special Situations Risk– The fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A shares, and over 1- and 5-year periods and since inception for Class C shares, compared to those of recognized U.S. common stock indices. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-462-2392.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-462-2392
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Return for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the chart do not include the effect of Class A shares' front-end sales charges. These figures would be lower if they reflected such sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.49% in 2nd Quarter of 2009 Worst Quarter: (15.46)% in 3rd Quarter of 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.46%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares; after-tax returns for Class C shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class C shares will vary.

Caption	rr_AverageAnnualReturnCaption	(For the following periods ended 12/31/2012)
NASDAQ Bank Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.73%
5 Years	rr_AverageAnnualReturnYear05	(4.42%)
10 Years	rr_AverageAnnualReturnYear10	0.71%
Morningstar Financial Sector Average (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.67%
5 Years	rr_AverageAnnualReturnYear05	(4.16%)
10 Years	rr_AverageAnnualReturnYear10	3.08%
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	1.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%	[1],[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.80%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	674
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,602
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,914
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	674
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,125
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,602
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,914
Annual Return 2003	rr_AnnualReturn2003	40.66%
Annual Return 2004	rr_AnnualReturn2004	13.13%
Annual Return 2005	rr_AnnualReturn2005	0.37%
Annual Return 2006	rr_AnnualReturn2006	17.02%
Annual Return 2007	rr_AnnualReturn2007	(13.96%)
Annual Return 2008	rr_AnnualReturn2008	(14.78%)
Annual Return 2009	rr_AnnualReturn2009	18.90%
Annual Return 2010	rr_AnnualReturn2010	2.07%
Annual Return 2011	rr_AnnualReturn2011	(10.34%)
Annual Return 2012	rr_AnnualReturn2012	23.35%
1 Year	rr_AverageAnnualReturnYear01	17.19%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	5.74%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.19%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.42%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.38%	[3]
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.17%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.33%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.43%	[3]
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	1.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%	[1],[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.55%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	358
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,534
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,277
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	258
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	883
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,534
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,277
1 Year	rr_AverageAnnualReturnYear01	21.36%
5 Years	rr_AverageAnnualReturnYear05	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005

[1]	The ratios of Annual Fund Operating Expenses in this table (the "Expense Ratios") do not reflect those found in the "Financial Highlights" section of this prospectus because the Expense Ratios reflected the current operating expenses of the fund and do not include the recapture of expenses erroneously recouped by the adviser.
[2]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees and Rule 12b-1 fees, respectively, and to reimburse certain expenses, to the extent required to reduce "Total Annual Fund Operating Expenses" to 1.80% and 2.55% of the average daily net assets attributable to Class A and Class C shares, respectively. The ratios of Annual Fund Operating Expenses in this table do not reflect those found in the "Financial Highlights" section of this prospectus (the "Expense Ratios") because the Expense Ratios included expenses erroneously recaptured. Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years provided the fund is able to effect repayment and remain in compliance with applicable expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). The expense limitation agreement is effective for the period beginning May 1, 2013 and will terminate on April 30, 2014, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board.
[3]	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Class A, C Prospectus | Burnham Financial Industries Fund
Burnham Financial Industries Fund
INVESTMENT OBJECTIVE:
The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section of this prospectus and the “Purchase and Redemption of Shares” section of the funds’ Statement of Additional Information (the “SAI”).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Class A, C Prospectus Burnham Financial Industries Fund	Class A	Class C
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	5.00%
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)		1.00%
Maximum redemption fee (as a % of redemption proceeds)	2.00%	2.00%

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, C Prospectus Burnham Financial Industries Fund		Class A	Class C
Management fees	[1][2]	0.81%	0.81%
Distribution and Shareholder Service (12b-1) fees	[1]	0.30%	1.00%
Short sale dividend and interest expenses	[1][3]	0.59%	0.59%
Remainder other expenses	[1][4]	0.99%	0.99%
Total other expenses	[1][3][4]	1.58%	1.58%
Total Annual Fund Operating Expenses	[1]	2.69%	3.39%
Expense Reimbursement	[1][4]	(0.34%)	(0.34%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1][4]	2.35%	3.05%
[1]	The ratios of Annual Fund Operating Expenses in this table (the "Expense Ratios") do not reflect those found in the "Financial Highlights" section of this prospectus because the Expense Ratios reflect the current operating expenses of the fund and do not include the recapture of expenses erroneously recouped by the adviser.
[2]	The fund pays a management fee consisting of a basic annual fee of 0.90% of the fund's average daily net assets and a performance adjustment based on a rolling 36-month period, resulting in a minimum fee of 0.80% and a maximum fee of 1.00%. For more information, see "Management Fees."
[3]	Short sale dividends and interest expenses on securities sold short are treated as an expense and increase the fund's expense ratio, although no cash is received or paid by the fund. "Net annual operating expenses" were 1.76% for Class A and 2.46% for Class C. Short sale dividend expenses and interest expenses will vary and may be either greater than or less than the amount disclosed.
[4]	Burnham Asset Management Corp. (the "adviser") has agreed to reimburse certain expenses to the extent required to reduce "Other expenses" to 0.65% of the average daily net assets attributable to Class A and Class C shares. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends and interest expenses, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser to a fund are subject to recoupment by the adviser and/or distributor within three years provided the fund is able to effect repayment and remain in compliance with the expense limitation. The expense limitation agreement is effective for the period beginning May 1, 2013 and will terminate on April 30, 2014, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board.

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual return and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Class A, C Prospectus Burnham Financial Industries Fund (USD $)	1 year	3 years	5 years	10 years
Class A	726	1,263	1,825	3,347
Class C	408	1,010	1,736	3,653

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Class A, C Prospectus Burnham Financial Industries Fund (USD $)	1 year	3 years	5 years	10 years
Class A	726	1,263	1,825	3,347
Class C	308	1,010	1,736	3,653

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 204% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector (unlike the Burnham Financial Services Fund, which is also described in this prospectus and invests primarily in financial services companies that have market capitalizations of less than $800 million). The fund may invest in companies in the financial services sector of any size and the portion invested in small, medium or large companies is expected to vary over time based on the subadviser’s view as to how to achieve the fund’s objective. As a result, the fund at times may have an average market capitalization that is similar to the Burnham Financial Services Fund. As of the date of this prospectus, the average market capitalization of the fund’s holdings is approximately $1.7 billion. The fund’s average market capitalization may vary depending on market conditions and may at times be above or below $1.7 billion. Because the fund is non-diversified, the fund may also have larger positions in smaller capitalization companies due to market conditions. Investing in smaller capitalization companies may allow the fund to capitalize on merger and acquisition activity involving regional banking and savings institutions. The fund considers all of the following as part of the financial services sector:

•	Regional and money center banks

•	Insurance companies

•	Home, auto and other specialty finance companies

•	Securities brokerage firms and electronic trading networks

•	Investment management and advisory firms

•	Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

•	Thrift and savings banks

•	Financial conglomerates

•	Foreign financial service companies

•	Electronic transaction processors for financial services companies

•	Real estate investment trusts

•	Depository institutions

•	Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

The fund is non-diversified and may invest a larger portion of its assets in the securities of a single company than diversified funds. Notwithstanding its non-diversified status, with respect to 50% of its total assets, the fund may invest in securities of not more than one issuer (or any combination of issuers) limited in respect to an amount not greater in value than 25% of its total assets and, in addition to the foregoing, in securities of not more than two issuers, each limited in respect to an amount not greater in value than 12.5% of its total assets and, with respect to the remaining 50% of its total assets, the fund may not invest in securities of any single issuer (other than the U.S. Government, its agencies and instrumentalities) limited in respect to an amount not greater in value than 5% of its total assets. This policy will not be violated so long as any discrepancy from this policy after the acquisition of a security is neither wholly nor partially the result of such acquisition.

The fund may use futures and options on securities, indices and other derivatives to hedge against market changes or as a substitute for securities transactions. The fund may use derivatives (a type of instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments) to hedge against market changes or as a substitute for securities transactions. It may also use derivatives in attempts to profit from anticipated market and security movements. The fund expects that its primary investments in derivatives will be in written covered call options but may invest in covered put options.

The fund may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured and monitored daily by management. Selling short may serve to hedge the fund’s long portfolio in periods of market decline and to use negative information about companies gained from the adviser’s research to the fund’s advantage. A strategy involving selling a particular security short is separate and distinct from a strategy of buying and then selling the underlying security itself.

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash, or short-term debt instruments or money market funds. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

PRINCIPAL RISKS

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

•	Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The subadviser will apply its investment techniques and risk analyses in making investment decisions for the fund, but there is no guarantee that its decisions will produce the intended result. The fund’s management strategy or securities selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•	Derivative Instruments Risk – Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The fund may lose more than its initial investment. If the fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available.

•	Covered Call Options Risk – Investments in covered call options involve certain risks. These risks include limited gains and lack of liquidity of the underlying stock.

•	Covered Put Options Risk – Investments in covered put options involve certain risks. These risks include the risk of loss if fair value of the underlying securities declines and limited gains.

•	Financial Services Sector Risk – The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse affects on individual holdings in the fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform funds that focus on other types of stocks.

•	Micro Capitalization Companies Risk – Micro cap stocks have a market capitalization of less than $250 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early state of development or newly formed with limited markets or product lines. There may also be less public information about micro cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro cap companies may not be traded daily. As a result, some of the fund’s holdings may be considered or become illiquid.

•

Small- and Mid-Capitalization Companies Risk – Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks, which may make these securities difficult to value and to sell. As a result, some of the fund’s small cap holdings may be considered or become illiquid. Such companies also may have limited product lines and financial resources and may depend upon a limited or less experienced management group.

•

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Non-Diversification Risk – Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund’s share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund’s portfolio investments.

•	Short Sale Risk – Selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the fund. In addition, selling short magnifies the potential for both gain and loss to the fund and its shareholders. If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. By contrast, the fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

•

Portfolio Turnover Risk – The portfolio turnover rate measures the frequency with which the fund sells and replaces its securities within a given period. The fund anticipates that it will experience a high portfolio turnover rate. High turnover can increase the fund’s transaction costs, thereby lowering its returns. It also may increase your tax liability.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The table presents the fund’s average annual returns for 1- and 5-year periods and since inception for each share class compared to those of recognized U.S. common stock indices. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-462-2392.

Return for Class A Shares

Best Quarter: 20.67% in 2nd Quarter of 2009 Worst Quarter: (20.09)% in 3rd Quarter of 2011
Average Annual Total Returns
(For the following periods ended 12/31/2012)
Average Annual Returns Class A, C Prospectus Burnham Financial Industries Fund		1 Year	5 Years	Since Inception	Inception Date
Class A		18.95%	4.69%	6.96%	Apr 30, 2004
Class C		23.31%	5.02%	6.85%	Apr 30, 2004
After Taxes on Distributions Class A	[1]	17.92%	3.64%	5.40%
After Taxes on Distributions and Sale of Fund Shares Class A	[1]	12.61%	3.45%	5.26%
The KBW Bank Index (reflects no deduction of fees, expenses or taxes)		33.03%	(8.22%)	(4.28%)
Morningstar Financial Sector Average (reflects no deduction of fees, expenses or taxes)		24.67%	(4.16%)	3.08%
[1]	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class C shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Financial Industries Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section of this prospectus and the “Purchase and Redemption of Shares” section of the funds’ Statement of Additional Information (the “SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 204% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	204.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The ratios of Annual Fund Operating Expenses in this table (the "Expense Ratios") do not reflect those found in the "Financial Highlights" section of this prospectus because the Expense Ratios reflect the current operating expenses of the fund and do not include the recapture of expenses erroneously recouped by the adviser.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual return and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector (unlike the Burnham Financial Services Fund, which is also described in this prospectus and invests primarily in financial services companies that have market capitalizations of less than $800 million). The fund may invest in companies in the financial services sector of any size and the portion invested in small, medium or large companies is expected to vary over time based on the subadviser’s view as to how to achieve the fund’s objective. As a result, the fund at times may have an average market capitalization that is similar to the Burnham Financial Services Fund. As of the date of this prospectus, the average market capitalization of the fund’s holdings is approximately $1.7 billion. The fund’s average market capitalization may vary depending on market conditions and may at times be above or below $1.7 billion. Because the fund is non-diversified, the fund may also have larger positions in smaller capitalization companies due to market conditions. Investing in smaller capitalization companies may allow the fund to capitalize on merger and acquisition activity involving regional banking and savings institutions. The fund considers all of the following as part of the financial services sector:

•	Regional and money center banks

•	Insurance companies

•	Home, auto and other specialty finance companies

•	Securities brokerage firms and electronic trading networks

•	Investment management and advisory firms

•	Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

•	Thrift and savings banks

•	Financial conglomerates

•	Foreign financial service companies

•	Electronic transaction processors for financial services companies

•	Real estate investment trusts

•	Depository institutions

•	Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

The fund is non-diversified and may invest a larger portion of its assets in the securities of a single company than diversified funds. Notwithstanding its non-diversified status, with respect to 50% of its total assets, the fund may invest in securities of not more than one issuer (or any combination of issuers) limited in respect to an amount not greater in value than 25% of its total assets and, in addition to the foregoing, in securities of not more than two issuers, each limited in respect to an amount not greater in value than 12.5% of its total assets and, with respect to the remaining 50% of its total assets, the fund may not invest in securities of any single issuer (other than the U.S. Government, its agencies and instrumentalities) limited in respect to an amount not greater in value than 5% of its total assets. This policy will not be violated so long as any discrepancy from this policy after the acquisition of a security is neither wholly nor partially the result of such acquisition.

The fund may use futures and options on securities, indices and other derivatives to hedge against market changes or as a substitute for securities transactions. The fund may use derivatives (a type of instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments) to hedge against market changes or as a substitute for securities transactions. It may also use derivatives in attempts to profit from anticipated market and security movements. The fund expects that its primary investments in derivatives will be in written covered call options but may invest in covered put options.

The fund may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured and monitored daily by management. Selling short may serve to hedge the fund’s long portfolio in periods of market decline and to use negative information about companies gained from the adviser’s research to the fund’s advantage. A strategy involving selling a particular security short is separate and distinct from a strategy of buying and then selling the underlying security itself.

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash, or short-term debt instruments or money market funds. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

•	Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The subadviser will apply its investment techniques and risk analyses in making investment decisions for the fund, but there is no guarantee that its decisions will produce the intended result. The fund’s management strategy or securities selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•	Derivative Instruments Risk – Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The fund may lose more than its initial investment. If the fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available.

•	Covered Call Options Risk – Investments in covered call options involve certain risks. These risks include limited gains and lack of liquidity of the underlying stock.

•	Covered Put Options Risk – Investments in covered put options involve certain risks. These risks include the risk of loss if fair value of the underlying securities declines and limited gains.

•	Financial Services Sector Risk – The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse affects on individual holdings in the fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform funds that focus on other types of stocks.

•	Micro Capitalization Companies Risk – Micro cap stocks have a market capitalization of less than $250 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early state of development or newly formed with limited markets or product lines. There may also be less public information about micro cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro cap companies may not be traded daily. As a result, some of the fund’s holdings may be considered or become illiquid.

•

Small- and Mid-Capitalization Companies Risk – Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks, which may make these securities difficult to value and to sell. As a result, some of the fund’s small cap holdings may be considered or become illiquid. Such companies also may have limited product lines and financial resources and may depend upon a limited or less experienced management group.

•

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Non-Diversification Risk – Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund’s share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund’s portfolio investments.

•	Short Sale Risk – Selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the fund. In addition, selling short magnifies the potential for both gain and loss to the fund and its shareholders. If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. By contrast, the fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

•

Portfolio Turnover Risk – The portfolio turnover rate measures the frequency with which the fund sells and replaces its securities within a given period. The fund anticipates that it will experience a high portfolio turnover rate. High turnover can increase the fund’s transaction costs, thereby lowering its returns. It also may increase your tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund's share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund's portfolio investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The table presents the fund’s average annual returns for 1- and 5-year periods and since inception for each share class compared to those of recognized U.S. common stock indices. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-462-2392.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-462-2392
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Return for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the chart do not include the effect of Class A shares' front-end sales charges. These figures would be lower if they reflected such sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.67% in 2nd Quarter of 2009 Worst Quarter: (20.09)% in 3rd Quarter of 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.09%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares; after-tax returns for Class C shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class C shares will vary.

Caption	rr_AverageAnnualReturnCaption	(For the following periods ended 12/31/2012)
The KBW Bank Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.03%
5 Years	rr_AverageAnnualReturnYear05	(8.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.28%)
Morningstar Financial Sector Average (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.67%
5 Years	rr_AverageAnnualReturnYear05	(4.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.81%	[1],[2]
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Short sale dividend and interest expenses	rr_Component1OtherExpensesOverAssets	0.59%	[1],[3]
Remainder other expenses	rr_Component2OtherExpensesOverAssets	0.99%	[1],[4]
Other expenses	rr_OtherExpensesOverAssets	1.58%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.35%	[1],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	726
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,263
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,825
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,347
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	726
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,263
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,825
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,347
Annual Return 2005	rr_AnnualReturn2005	8.38%
Annual Return 2006	rr_AnnualReturn2006	16.74%
Annual Return 2007	rr_AnnualReturn2007	(1.04%)
Annual Return 2008	rr_AnnualReturn2008	(6.99%)
Annual Return 2009	rr_AnnualReturn2009	31.00%
Annual Return 2010	rr_AnnualReturn2010	2.41%
Annual Return 2011	rr_AnnualReturn2011	(15.26%)
Annual Return 2012	rr_AnnualReturn2012	25.16%
1 Year	rr_AverageAnnualReturnYear01	18.95%
5 Years	rr_AverageAnnualReturnYear05	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	6.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.92%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.64%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%	[5]
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.61%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.45%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%	[5]
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.81%	[1],[2]
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Short sale dividend and interest expenses	rr_Component1OtherExpensesOverAssets	0.59%	[1],[3]
Remainder other expenses	rr_Component2OtherExpensesOverAssets	0.99%	[1],[4]
Other expenses	rr_OtherExpensesOverAssets	1.58%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	3.05%	[1],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	408
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,010
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,736
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,653
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	308
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,010
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,736
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,653
1 Year	rr_AverageAnnualReturnYear01	23.31%
5 Years	rr_AverageAnnualReturnYear05	5.02%
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004

[1]	The ratios of Annual Fund Operating Expenses in this table (the "Expense Ratios") do not reflect those found in the "Financial Highlights" section of this prospectus because the Expense Ratios reflect the current operating expenses of the fund and do not include the recapture of expenses erroneously recouped by the adviser.
[2]	The fund pays a management fee consisting of a basic annual fee of 0.90% of the fund's average daily net assets and a performance adjustment based on a rolling 36-month period, resulting in a minimum fee of 0.80% and a maximum fee of 1.00%. For more information, see "Management Fees."
[3]	Short sale dividends and interest expenses on securities sold short are treated as an expense and increase the fund's expense ratio, although no cash is received or paid by the fund. "Net annual operating expenses" were 1.76% for Class A and 2.46% for Class C. Short sale dividend expenses and interest expenses will vary and may be either greater than or less than the amount disclosed.
[4]	Burnham Asset Management Corp. (the "adviser") has agreed to reimburse certain expenses to the extent required to reduce "Other expenses" to 0.65% of the average daily net assets attributable to Class A and Class C shares. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends and interest expenses, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser to a fund are subject to recoupment by the adviser and/or distributor within three years provided the fund is able to effect repayment and remain in compliance with the expense limitation. The expense limitation agreement is effective for the period beginning May 1, 2013 and will terminate on April 30, 2014, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board.
[5]	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Class I Prospectus | Burnham Fund
Burnham Fund
INVESTMENT OBJECTIVE:
The fund seeks capital appreciation, mainly long term.
Income is generally of lesser importance, meaning that it is a secondary goal.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Class I Prospectus Burnham Fund Class I
Maximum redemption fee (% of redemption proceeds)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Prospectus Burnham Fund Class I
Management fees	[1]	0.60%
Other expenses	[1]	0.50%
Total Annual Fund Operating Expenses	[1][2]	1.10%
[1]	The ratios of Annual Operating Expenses are based on estimates for the year as the share class was not operational as of December 31, 2012. As of the date of this prospectus, Class I shares of the Fund have not yet commenced operations. Therefore, the ratio of "Other expenses" provided in this table is an estimate based on the ratio of "Other expenses" of another class of shares of the Fund, which are not offered in this prospectus, as adjusted for the Class I shares anticipated expenses.
[2]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees, and to reimburse certain other expenses, to the extent required to reduce "Total Annual Operating Expenses" to 1.34% of the average daily net assets attributable to Class I shares. Pursuant to the expense limitation agreement, any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years, provided the fund is able to affect repayment and remain in compliance with the expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (e.g., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). This expense limitation agreement is effective for the period beginning May 1, 2013 and will terminate on April 30, 2014, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board.

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Class I Prospectus Burnham Fund Class I	112	350	606	1,340

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its goals by investing in a diverse portfolio primarily consisting of common stocks.

The fund invests in large-capitalization stocks (i.e., companies with a capitalization generally of $12 billion or more, commonly known as “blue-chip”), which are usually issued by well-established companies. These companies generally maintain a sound financial base and offer a variety of product lines and businesses. As compared with smaller-capitalization companies, securities of large-capitalization companies historically have involved less market risk and lower long-term market returns.

In managing the fund’s stock portfolio, the adviser uses sector research, which focuses on selecting the industries the fund will invest in (e.g., top-down research). The fund seeks to reduce risk by diversifying across many different industries and economic sectors. In selecting individual stocks, the adviser looks for companies that appear to have the following characteristics:

·	Potential for sustained operating and revenue growth

·	Product leadership and strong management teams that focus on enhancing shareholder value

·	Companies with histories of paying regular dividends

·	Securities that appear undervalued by the market or that seem to be poised to benefit from restructuring or similar business changes

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash, short-term debt instruments or money market funds. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

PRINCIPAL RISKS

The principal risk of investing in the fund is a downturn in the stock market, and particularly in stocks of large-capitalization companies.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

•	Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes — large-capitalization stocks or particular sectors — fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Dividend Risk – This is the risk than an issuer of stock held by the fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

•	Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The adviser will apply its investment techniques and risk analyses in making investment decisions for the fund, but there is no guarantee that its decisions will produce the intended result. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the fund. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares are invested in the same portfolio of securities. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each of the last ten calendar years. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The Class I shares are not subject to any sales charges. The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A shares, compared to those of recognized U.S. common stock and bond indices. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares participate in the fund’s portfolio. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the Class A shares’ maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-462-2392.

Return For Class A Shares

Best Quarter: 14.79% in 1st Quarter of 2012 Worst Quarter: (20.20)% in 4th Quarter of 2008
Average Annual Total Returns
(For the following periods ended 12/31/2012)
Average Annual Returns Class I Prospectus Burnham Fund		1 Year	5 Years	Since Inception
Class A		6.93%	2.23%	6.69%
After Taxes on Distributions Class A	[1]	6.40%	1.91%	6.04%
After Taxes on Distributions and Sale of Fund Shares Class A	[1]	5.13%	1.85%	5.70%
Standard & Poor���s 500 Index (reflects no deduction of fees, expenses or taxes)		16.00%	1.66%	7.10%
Morningstar Large Cap Blend Average (reflects no deduction of fees, expenses or taxes)		14.85%	0.57%	6.30%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The after-tax returns are shown only for Class A shares; after-tax returns for Class I shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation, mainly long term.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is generally of lesser importance, meaning that it is a secondary goal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its goals by investing in a diverse portfolio primarily consisting of common stocks.

The fund invests in large-capitalization stocks (i.e., companies with a capitalization generally of $12 billion or more, commonly known as “blue-chip”), which are usually issued by well-established companies. These companies generally maintain a sound financial base and offer a variety of product lines and businesses. As compared with smaller-capitalization companies, securities of large-capitalization companies historically have involved less market risk and lower long-term market returns.

In managing the fund’s stock portfolio, the adviser uses sector research, which focuses on selecting the industries the fund will invest in (e.g., top-down research). The fund seeks to reduce risk by diversifying across many different industries and economic sectors. In selecting individual stocks, the adviser looks for companies that appear to have the following characteristics:

·	Potential for sustained operating and revenue growth

·	Product leadership and strong management teams that focus on enhancing shareholder value

·	Companies with histories of paying regular dividends

·	Securities that appear undervalued by the market or that seem to be poised to benefit from restructuring or similar business changes

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash, short-term debt instruments or money market funds. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risk of investing in the fund is a downturn in the stock market, and particularly in stocks of large-capitalization companies.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

•	Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes — large-capitalization stocks or particular sectors — fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Dividend Risk – This is the risk than an issuer of stock held by the fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

•	Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The adviser will apply its investment techniques and risk analyses in making investment decisions for the fund, but there is no guarantee that its decisions will produce the intended result. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the fund. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares are invested in the same portfolio of securities. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each of the last ten calendar years. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The Class I shares are not subject to any sales charges. The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A shares, compared to those of recognized U.S. common stock and bond indices. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares participate in the fund’s portfolio. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the Class A shares’ maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-462-2392.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in the fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, Class I shares of the Fund have not yet commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-462-2392
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Return For Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 14.79% in 1st Quarter of 2012 Worst Quarter: (20.20)% in 4th Quarter of 2008
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares are invested in the same portfolio of securities.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.20%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares; after-tax returns for Class I shares will vary.
Caption	rr_AverageAnnualReturnCaption	(For the following periods ended 12/31/2012)
Standard & Poor���s 500 Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	7.10%
Morningstar Large Cap Blend Average (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.85%
5 Years	rr_AverageAnnualReturnYear05	0.57%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Class A
Risk/Return:	rr_RiskReturnAbstract
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the chart do not include the effect of Class A shares' front-end sales charges. These figures would be lower if they reflected such sales charges.
Annual Return 2003	rr_AnnualReturn2003	21.60%
Annual Return 2004	rr_AnnualReturn2004	7.01%
Annual Return 2005	rr_AnnualReturn2005	5.55%
Annual Return 2006	rr_AnnualReturn2006	8.11%
Annual Return 2007	rr_AnnualReturn2007	15.31%
Annual Return 2008	rr_AnnualReturn2008	(38.30%)
Annual Return 2009	rr_AnnualReturn2009	31.11%
Annual Return 2010	rr_AnnualReturn2010	22.45%
Annual Return 2011	rr_AnnualReturn2011	5.40%
Annual Return 2012	rr_AnnualReturn2012	12.57%
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance calculations reflect the deduction of the Class A shares' maximum sales charges and annual operating expenses.
1 Year	rr_AverageAnnualReturnYear01	6.93%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.40%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.91%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%	[1]
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.13%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.85%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%	[1]
Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2],[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Therefore, the ratio of "Other expenses" provided in this table is an estimate based on the ratio of "Other expenses" of another class of shares of the Fund, which are not offered in this prospectus, as adjusted for the Class I shares anticipated expenses.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The after-tax returns are shown only for Class A shares; after-tax returns for Class I shares will vary.
[2]	The ratios of Annual Operating Expenses are based on estimates for the year as the share class was not operational as of December 31, 2012. As of the date of this prospectus, Class I shares of the Fund have not yet commenced operations. Therefore, the ratio of "Other expenses" provided in this table is an estimate based on the ratio of "Other expenses" of another class of shares of the Fund, which are not offered in this prospectus, as adjusted for the Class I shares anticipated expenses.
[3]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees, and to reimburse certain other expenses, to the extent required to reduce "Total Annual Operating Expenses" to 1.34% of the average daily net assets attributable to Class I shares. Pursuant to the expense limitation agreement, any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years, provided the fund is able to affect repayment and remain in compliance with the expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (e.g., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). This expense limitation agreement is effective for the period beginning May 1, 2013 and will terminate on April 30, 2014, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board.

Class I Prospectus | Burnham Financial Services Fund
Burnham Financial Services Fund
INVESTMENT OBJECTIVE:
The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Class I Prospectus Burnham Financial Services Fund Class I
Maximum redemption fee (% of redemption proceeds)	2.00%

Annual Fund Operating Expenses1 (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Prospectus Burnham Financial Services Fund Class I
Management fees	[1]	0.75%
Other expenses	[1]	1.06%
Total Annual Fund Operating Expenses	[1][2]	1.81%
Fee Waivers	[1]	(0.26%)
Total Annual Fund Operating Expenses After Expense Waiver	[1]	1.55%
[1]	The ratios of Annual Operating Expenses are based on estimates for the year as the share class was not operational as of December 31, 2012. As of the date of this prospectus, Class I shares of the Fund have not yet commenced operations. Therefore, the ratio of "Other expenses" provided in this table is an estimate based on the ratio of "Other expenses" of another class of shares of the Fund, which are not offered in this prospectus, as adjusted for the Class I shares anticipated expenses.
[2]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees and to reimburse certain expenses, to the extent required to reduce "Total Annual Operating Expenses" to 1.55% of the average daily net assets attributable to Class I shares. Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years provided the fund is able to affect repayment and remain in compliance with the expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification)and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). The expense limitation agreement is effective for the period beginning May 1, 2013 and will terminate on April 30, 2014, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board.

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Class I Prospectus Burnham Financial Services Fund Class I	158	544	956	2,105

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 168% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in stocks of U.S. companies that are in the financial services sector. The fund may invest in companies of any size, but, under normal conditions, the fund invests primarily in small capitalization financial services companies. As of the date of this prospectus, the fund considers companies with market capitalizations of less than $900 million to be small capitalization companies (unlike the Burnham Financial Industries Fund, which is also described in this prospectus and invests primarily in financial services companies without regard to market capitalization). The fund considers all of the following as part of the financial services sector:

•	Regional and money center banks

•	Insurance companies

•	Home, auto and other specialty finance companies

•	Securities brokerage firms and electronic trading networks

•	Investment management and advisory firms

•	Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

•	Thrift and savings banks

•	Financial conglomerates

•	Foreign financial services companies

•	Electronic transaction processors for financial services companies

•	Real estate investment trusts

•	Depository institutions

•	Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

Ordinarily, the fund’s portfolio will be invested primarily in common stocks. In selecting stocks, the adviser uses a combination of growth and value strategies.

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash, or short-term debt instruments or money market funds. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

PRINCIPAL RISKS

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

•	Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes — mid and small-capitalization stocks or particular sectors — fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The subadviser will apply its investment techniques and risk analyses in making investment decisions for the fund, but there is no guarantee that its decisions will produce the intended result. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•	Small- and Mid-Capitalization Companies Risk – The fund may invest in the securities of companies with small and mid-capitalizations, which can involve greater risk and the possibility of greater portfolio volatility than investments in securities of large capitalization companies. Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks. Small and mid-capitalization companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group. The securities of small capitalization companies trade in the over-the-counter markets or on regional exchanges and may not be traded daily or in the volume typical of trading on a national securities exchange, which may make these securities more difficult to value and to sell.

•	Financial Services Sector Risk – The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse affects on individual holdings in the fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform funds that focus on other types of stocks.

•	Micro Capitalization Companies Risk – Micro cap stocks have a market capitalization of less than $250 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early state of development or newly formed with limited markets or product lines.

There may also be less public information about micro cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro cap companies may not be traded daily. As a result, some of the fund’s holdings may be considered or become illiquid.

•	Portfolio Turnover Risk - The portfolio turnover rate measures the frequency with which the fund sells and replaces its securities within a given period. The fund anticipates that it will experience a high portfolio turnover rate. High turnover can increase the fund’s transaction costs, thereby lowering its returns. It also may increase your tax liability.

•	Special Situation Risk– The fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the fund.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the Fund. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares are invested in the same portfolio of securities. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The Class I shares are not subject to any sales charges. The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A shares, compared to those of recognized U.S. common stock indices. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares participate in the fund’s portfolio. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the Class A shares’ maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-462-2392.

Return for Class A Shares

Best Quarter: 20.49 in 2nd Quarter of 2009 Worst Quarter: (15.46)% in the 3rd Quarter of 2011
Average Annual Total Returns
(For the following periods ended 12/31/2012)

The returns shown above are for Class A shares of the fund, which are not available through this prospectus. Class I annual returns would have been substantially similar to Class A annual returns because the classes are invested in the same portfolio of securities. Class I returns will be higher than Class A returns to the extent that Class I has lower expenses.

Average Annual Returns Class I Prospectus Burnham Financial Services Fund		1 Year	5 Years	10 Years
Class I		17.19%	1.68%	5.74%
After Taxes on Distributions Class I	[1]	17.19%	1.42%	4.38%
After Taxes on Distributions and Sale of Fund Shares Class I	[1]	11.17%	1.33%	4.43%
NASDAQ Bank Index (reflects no deduction of fees, expenses or taxes)		18.73%	(4.42%)	0.71%
Morningstar Financial Sector Average (reflects no deduction of fees, expenses or taxes)		24.67%	(4.16%)	3.08%
[1]	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class I shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Financial Services Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 168% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	168.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Therefore, the ratio of "Other expenses" provided in this table is an estimate based on the ratio of "Other expenses" of another class of shares of the Fund, which are not offered in this prospectus, as adjusted for the Class I shares anticipated expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in stocks of U.S. companies that are in the financial services sector. The fund may invest in companies of any size, but, under normal conditions, the fund invests primarily in small capitalization financial services companies. As of the date of this prospectus, the fund considers companies with market capitalizations of less than $900 million to be small capitalization companies (unlike the Burnham Financial Industries Fund, which is also described in this prospectus and invests primarily in financial services companies without regard to market capitalization). The fund considers all of the following as part of the financial services sector:

•	Regional and money center banks

•	Insurance companies

•	Home, auto and other specialty finance companies

•	Securities brokerage firms and electronic trading networks

•	Investment management and advisory firms

•	Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

•	Thrift and savings banks

•	Financial conglomerates

•	Foreign financial services companies

•	Electronic transaction processors for financial services companies

•	Real estate investment trusts

•	Depository institutions

•	Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

Ordinarily, the fund’s portfolio will be invested primarily in common stocks. In selecting stocks, the adviser uses a combination of growth and value strategies.

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash, or short-term debt instruments or money market funds. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

•	Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes — mid and small-capitalization stocks or particular sectors — fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The subadviser will apply its investment techniques and risk analyses in making investment decisions for the fund, but there is no guarantee that its decisions will produce the intended result. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•	Small- and Mid-Capitalization Companies Risk – The fund may invest in the securities of companies with small and mid-capitalizations, which can involve greater risk and the possibility of greater portfolio volatility than investments in securities of large capitalization companies. Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks. Small and mid-capitalization companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group. The securities of small capitalization companies trade in the over-the-counter markets or on regional exchanges and may not be traded daily or in the volume typical of trading on a national securities exchange, which may make these securities more difficult to value and to sell.

•	Financial Services Sector Risk – The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse affects on individual holdings in the fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform funds that focus on other types of stocks.

•	Micro Capitalization Companies Risk – Micro cap stocks have a market capitalization of less than $250 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early state of development or newly formed with limited markets or product lines.

There may also be less public information about micro cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro cap companies may not be traded daily. As a result, some of the fund’s holdings may be considered or become illiquid.

•	Portfolio Turnover Risk - The portfolio turnover rate measures the frequency with which the fund sells and replaces its securities within a given period. The fund anticipates that it will experience a high portfolio turnover rate. High turnover can increase the fund’s transaction costs, thereby lowering its returns. It also may increase your tax liability.

•	Special Situation Risk– The fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the Fund. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares are invested in the same portfolio of securities. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The Class I shares are not subject to any sales charges. The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A shares, compared to those of recognized U.S. common stock indices. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares participate in the fund’s portfolio. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the Class A shares’ maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-462-2392.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-462-2392
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Return for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.49 in 2nd Quarter of 2009 Worst Quarter: (15.46)% in the 3rd Quarter of 2011
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares are invested in the same portfolio of securities.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.46%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares; after-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown above are for Class A shares of the fund, which are not available through this prospectus. Class I annual returns would have been substantially similar to Class A annual returns because the classes are invested in the same portfolio of securities. Class I returns will be higher than Class A returns to the extent that Class I has lower expenses.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class I shares will vary.

Caption	rr_AverageAnnualReturnCaption	(For the following periods ended 12/31/2012)
NASDAQ Bank Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.73%
5 Years	rr_AverageAnnualReturnYear05	(4.42%)
10 Years	rr_AverageAnnualReturnYear10	0.71%
Morningstar Financial Sector Average (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.67%
5 Years	rr_AverageAnnualReturnYear05	(4.16%)
10 Years	rr_AverageAnnualReturnYear10	3.08%
Class A
Risk/Return:	rr_RiskReturnAbstract
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the chart do not include the effect of Class A shares' front-end sales charges. These figures would be lower if they reflected such sales charges.
Annual Return 2003	rr_AnnualReturn2003	40.66%
Annual Return 2004	rr_AnnualReturn2004	13.13%
Annual Return 2005	rr_AnnualReturn2005	0.37%
Annual Return 2006	rr_AnnualReturn2006	17.02%
Annual Return 2007	rr_AnnualReturn2007	(13.96%)
Annual Return 2008	rr_AnnualReturn2008	14.78%
Annual Return 2009	rr_AnnualReturn2009	18.90%
Annual Return 2010	rr_AnnualReturn2010	2.07%
Annual Return 2011	rr_AnnualReturn2011	10.34%
Annual Return 2012	rr_AnnualReturn2012	23.35%
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance calculations reflect the deduction of the Class A shares' maximum sales charges and annual operating expenses.
Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.75%	[1]
Other expenses	rr_OtherExpensesOverAssets	1.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[1],[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.55%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	544
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	956
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, Class I shares of the Fund have not yet commenced operations.
1 Year	rr_AverageAnnualReturnYear01	17.19%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	5.74%
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.19%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.42%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.38%	[3]
Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.17%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.33%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.43%	[3]

[1]	The ratios of Annual Operating Expenses are based on estimates for the year as the share class was not operational as of December 31, 2012. As of the date of this prospectus, Class I shares of the Fund have not yet commenced operations. Therefore, the ratio of "Other expenses" provided in this table is an estimate based on the ratio of "Other expenses" of another class of shares of the Fund, which are not offered in this prospectus, as adjusted for the Class I shares anticipated expenses.
[2]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees and to reimburse certain expenses, to the extent required to reduce "Total Annual Operating Expenses" to 1.55% of the average daily net assets attributable to Class I shares. Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years provided the fund is able to affect repayment and remain in compliance with the expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification)and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). The expense limitation agreement is effective for the period beginning May 1, 2013 and will terminate on April 30, 2014, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board.
[3]	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Class I Prospectus | Burnham Financial Industries Fund
Burnham Financial Industries Fund
INVESTMENT OBJECTIVE:
The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Class I Prospectus Burnham Financial Industries Fund Class I
Maximum redemption fee (as a % of redemption proceeds)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Prospectus Burnham Financial Industries Fund Class I
Management fees	[1]	0.81%
Short sale dividend and interest expenses	[2][3]	0.59%
Remainder other expenses	[2]	0.86%
Total other expenses		1.45%
Total Annual Fund Operating Expenses	[4]	2.26%
Fee Waivers and Expense Reimbursements		(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements		2.05%
[1]	The fund pays a management fee consisting of a basic annual fee of 0.90% of the fund's average daily net assets and a performance adjustment during a rolling 36-month period, resulting in a minimum fee of 0.80% and a maximum fee of 1.00%. For more information, see "Management Fees."
[2]	The ratios of Annual Operating Expenses are based on estimates for the year as the share class was not operational as of December 31, 2012. Therefore, the ratio of "Total other expenses" provided in this table is an estimate based on the ratio of "Total other expenses" of another class of shares of the Fund, which are not offered in this prospectus, as adjusted for the Class I shares anticipated expenses.
[3]	Short sale dividends and interest expenses on securities sold short are treated as an expense and increase the fund's expense ratio, although no cash is received or paid by the fund. Short sale dividend expenses and interest expenses will vary and may be either greater than or less than the amount disclosed.
[4]	Burnham Asset Management Corp. (the "adviser") has agreed to reimburse certain expenses to the extent required to reduce "Other expenses" to 0.65% of the average daily net assets attributable to Class I shares. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends and interest expenses, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser to a fund are subject to recoupment by the adviser within three years provided the fund is able to affect repayment and remain in compliance with the expense limitation. The expense limitation agreement is effective for the period beginning May 1, 2013 and will terminate on April 30, 2014, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board.

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Class I Prospectus Burnham Financial Industries Fund Class I	208	686	1,191	2,579

The Class I shares of this fund are not subject to sales load or other fee upon redemption. This means that your cost for each period would be the same whether or not you sell your Class I shares at the end of a period.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 204% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector (unlike the Burnham Financial Services Fund, which is also described in this prospectus and invests primarily in financial services companies that have market capitalizations of less than $800 million). The fund may invest in companies in the financial services sector of any size and the portion invested in small, medium or large companies is expected to vary over time based on the subadviser’s view as to how to achieve the fund’s objective. As a result, the fund at times may have an average market capacitalization that is similar to the Burnham Financial Services Fund. As of the date of this prospectus, the average market capitalization of the fund’s holdings is approximately $1.6 billion. The fund’s average market capitalization may vary depending on market conditions and may at times be above or below $1.6 billion. Because the fund is non-diversified, the fund may also have larger positions in smaller capitalization companies due to market conditions. Investing in smaller capitalization companies may allow the fund to capitalize on merger and acquisition activity involving regional banking and savings institutions. The fund considers all of the following as part of the financial services sector:

•	Regional and money center banks

•	Insurance companies

•	Home, auto and other specialty finance companies

•	Securities brokerage firms and electronic trading networks

•	Investment management and advisory firms

•	Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

•	Thrift and savings banks

•	Financial conglomerates

•	Foreign financial service companies

•	Electronic transaction processors for financial services companies

•	Real estate investment trusts

•	Depository institutions

•	Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

The fund is non-diversified and may invest a larger portion of its assets in the securities of a single company than diversified funds. Notwithstanding its non-diversified status, with respect to 50% of its total assets, the fund may invest in securities of not more than one issuer (or any combination of issuers) limited in respect to an amount not greater in value than 25% of its total assets and, in addition to the foregoing, in securities of not more than two issuers, each limited in respect to an amount not greater in value than 12.5% of its total assets and, with respect to the remaining 50% of its total assets, the fund may not invest in securities of any single issuer (other than the U.S. Government, its agencies and instrumentalities) limited in respect to an amount not greater in value than 5% of its total assets. This policy will not be violated so long as any discrepancy from this policy after the acquisition of a security is neither wholly nor partially the result of such acquisition.

The fund may use futures and options on securities, indices and other derivatives to hedge against market changes or as a substitute for securities transactions. The fund may use derivatives (a type of instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments) to hedge against market changes or as a substitute for securities transactions. It may also use derivatives in attempts to profit from anticipated market and security movements. The fund expects that its primary investments in derivatives will be in written covered call options but may invest in covered put options.

The fund may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured and monitored daily by management. Selling short may serve to hedge the fund’s long portfolio in periods of market decline and to use negative information about companies gained from the adviser’s research to the fund’s advantage. A strategy involving selling a particular security short is separate and distinct from a strategy of buying and then selling the underlying security itself.

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash, or short-term debt instruments or money market funds. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

PRINCIPAL RISKS

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

•	Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Management Risk–The fund is subject to management risk because it is an actively managed investment portfolio. The subadviser will apply its investment techniques and risk analyses in making investment decisions for the fund, but there is no guarantee that its decisions will produce the intended result. The fund’s management strategy or securities selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•	Derivative Instruments Risk – Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The fund may lose more than its initial investment. If the fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available.

•	Covered Call Options Risk – Investments in covered call options involve certain risks. These risks include limited gains and lack of liquidity of the underlying stock.

•	Covered Put Options Risk – Investments in covered put options involve certain risks. These risks include the risk of loss if fair value of the underlying securities declines and limited gains.

•	Financial Services Sector Risk – The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse affects on individual holdings in the fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform funds that focus on other types of stocks.

•	Micro Capitalization Companies Risk – Micro cap stocks have a market capitalization of less than $250 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early state of development or newly formed with limited markets or product lines. There may also be less public information about micro cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro cap companies may not be traded daily. As a result, some of the fund’s holdings may be considered or become illiquid.

•	Small- and Mid-Capitalization Companies Risk – Historically, stock of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks, which may make these securities difficult to value and to sell. As a result, some of the fund’s small cap holdings may be considered or become illiquid. Such companies also may have limited product lines and financial resources and may depend upon a limited or less experienced management group.

•	Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Non-Diversification Risk – Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund’s share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund’s portfolio investments.

•	Short Sale Risk – Selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the fund. In addition, selling short magnifies the potential for both gain and loss to the fund and its shareholders. If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. By contrast, the fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

•	Portfolio Turnover Risk – The portfolio turnover rate measures the frequency with which the fund sells and replaces its securities within a given period. The fund anticipates that it will experience a high portfolio turnover rate. High turnover can increase the fund’s transaction costs, thereby lowering its returns. It also may increase your tax liability.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The table presents the fund’s average annual returns over 1-year, 5-years and since inception periods for Class A shares, compared to those of recognized U.S. common stock indices. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares participate in the fund’s portfolio. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the Class A shares’ maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-462-2392.

Return For Class A Shares

Best Quarter: 20.67% in the 2nd Quarter of 2009 Worst Quarter: (20.09)% in the 3rd Quarter of 2011
Average Annual Total Returns
(For the following periods ended 12/31/2012)
Average Annual Returns Class I Prospectus Burnham Financial Industries Fund		1 Year	5 Years	Since Inception	Inception Date
Class I		18.95%	4.69%	6.96%	Apr 30, 2004
After Taxes on Distributions Class I		17.92%	3.64%	5.40%
After Taxes on Distributions and Sale of Fund Shares Class I	[1]	12.61%	3.45%	5.26%
The KBW Bank Index (reflects no deduction of fees, expenses or taxes)		33.03%	(8.22%)	(4.28%)
Morningstar Financial Sector Average (reflects no deduction of fees, expenses or taxes)		24.67%	(4.16%)	3.08%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Financial Industries Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 204% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	204.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The ratios of Annual Operating Expenses are based on estimates for the year as the share class was not operational as of December 31, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Class I shares of this fund are not subject to sales load or other fee upon redemption. This means that your cost for each period would be the same whether or not you sell your Class I shares at the end of a period.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector (unlike the Burnham Financial Services Fund, which is also described in this prospectus and invests primarily in financial services companies that have market capitalizations of less than $800 million). The fund may invest in companies in the financial services sector of any size and the portion invested in small, medium or large companies is expected to vary over time based on the subadviser’s view as to how to achieve the fund’s objective. As a result, the fund at times may have an average market capacitalization that is similar to the Burnham Financial Services Fund. As of the date of this prospectus, the average market capitalization of the fund’s holdings is approximately $1.6 billion. The fund’s average market capitalization may vary depending on market conditions and may at times be above or below $1.6 billion. Because the fund is non-diversified, the fund may also have larger positions in smaller capitalization companies due to market conditions. Investing in smaller capitalization companies may allow the fund to capitalize on merger and acquisition activity involving regional banking and savings institutions. The fund considers all of the following as part of the financial services sector:

•	Regional and money center banks

•	Insurance companies

•	Home, auto and other specialty finance companies

•	Securities brokerage firms and electronic trading networks

•	Investment management and advisory firms

•	Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

•	Thrift and savings banks

•	Financial conglomerates

•	Foreign financial service companies

•	Electronic transaction processors for financial services companies

•	Real estate investment trusts

•	Depository institutions

•	Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

The fund is non-diversified and may invest a larger portion of its assets in the securities of a single company than diversified funds. Notwithstanding its non-diversified status, with respect to 50% of its total assets, the fund may invest in securities of not more than one issuer (or any combination of issuers) limited in respect to an amount not greater in value than 25% of its total assets and, in addition to the foregoing, in securities of not more than two issuers, each limited in respect to an amount not greater in value than 12.5% of its total assets and, with respect to the remaining 50% of its total assets, the fund may not invest in securities of any single issuer (other than the U.S. Government, its agencies and instrumentalities) limited in respect to an amount not greater in value than 5% of its total assets. This policy will not be violated so long as any discrepancy from this policy after the acquisition of a security is neither wholly nor partially the result of such acquisition.

The fund may use futures and options on securities, indices and other derivatives to hedge against market changes or as a substitute for securities transactions. The fund may use derivatives (a type of instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments) to hedge against market changes or as a substitute for securities transactions. It may also use derivatives in attempts to profit from anticipated market and security movements. The fund expects that its primary investments in derivatives will be in written covered call options but may invest in covered put options.

The fund may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured and monitored daily by management. Selling short may serve to hedge the fund’s long portfolio in periods of market decline and to use negative information about companies gained from the adviser’s research to the fund’s advantage. A strategy involving selling a particular security short is separate and distinct from a strategy of buying and then selling the underlying security itself.

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash, or short-term debt instruments or money market funds. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

•	Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Management Risk–The fund is subject to management risk because it is an actively managed investment portfolio. The subadviser will apply its investment techniques and risk analyses in making investment decisions for the fund, but there is no guarantee that its decisions will produce the intended result. The fund’s management strategy or securities selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•	Derivative Instruments Risk – Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The fund may lose more than its initial investment. If the fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available.

•	Covered Call Options Risk – Investments in covered call options involve certain risks. These risks include limited gains and lack of liquidity of the underlying stock.

•	Covered Put Options Risk – Investments in covered put options involve certain risks. These risks include the risk of loss if fair value of the underlying securities declines and limited gains.

•	Financial Services Sector Risk – The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse affects on individual holdings in the fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform funds that focus on other types of stocks.

•	Micro Capitalization Companies Risk – Micro cap stocks have a market capitalization of less than $250 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early state of development or newly formed with limited markets or product lines. There may also be less public information about micro cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro cap companies may not be traded daily. As a result, some of the fund’s holdings may be considered or become illiquid.

•	Small- and Mid-Capitalization Companies Risk – Historically, stock of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks, which may make these securities difficult to value and to sell. As a result, some of the fund’s small cap holdings may be considered or become illiquid. Such companies also may have limited product lines and financial resources and may depend upon a limited or less experienced management group.

•	Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Non-Diversification Risk – Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund’s share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund’s portfolio investments.

•	Short Sale Risk – Selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the fund. In addition, selling short magnifies the potential for both gain and loss to the fund and its shareholders. If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. By contrast, the fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

•	Portfolio Turnover Risk – The portfolio turnover rate measures the frequency with which the fund sells and replaces its securities within a given period. The fund anticipates that it will experience a high portfolio turnover rate. High turnover can increase the fund’s transaction costs, thereby lowering its returns. It also may increase your tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund's share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund's portfolio investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The table presents the fund’s average annual returns over 1-year, 5-years and since inception periods for Class A shares, compared to those of recognized U.S. common stock indices. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares participate in the fund’s portfolio. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the Class A shares’ maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-462-2392.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-462-2392
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Return For Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.67% in the 2nd Quarter of 2009 Worst Quarter: (20.09)% in the 3rd Quarter of 2011
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares participate in the fund's portfolio.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.09%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Caption	rr_AverageAnnualReturnCaption	(For the following periods ended 12/31/2012)
The KBW Bank Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.03%
5 Years	rr_AverageAnnualReturnYear05	(8.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.28%)
Morningstar Financial Sector Average (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.67%
5 Years	rr_AverageAnnualReturnYear05	(4.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%
Class A
Risk/Return:	rr_RiskReturnAbstract
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the chart do not include the effect of Class A shares' front-end sales charges. These figures would be lower if they reflected such sales charges.
Annual Return 2005	rr_AnnualReturn2005	8.38%
Annual Return 2006	rr_AnnualReturn2006	16.74%
Annual Return 2007	rr_AnnualReturn2007	(1.04%)
Annual Return 2008	rr_AnnualReturn2008	(6.99%)
Annual Return 2009	rr_AnnualReturn2009	31.00%
Annual Return 2010	rr_AnnualReturn2010	2.41%
Annual Return 2011	rr_AnnualReturn2011	(15.26%)
Annual Return 2012	rr_AnnualReturn2012	25.16%
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance calculations reflect the deduction of the Class A shares' maximum sales charges and annual operating expenses.
Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.81%	[1]
Short sale dividend and interest expenses	rr_Component1OtherExpensesOverAssets	0.59%	[2],[3]
Remainder other expenses	rr_Component2OtherExpensesOverAssets	0.86%	[2]
Other expenses	rr_OtherExpensesOverAssets	1.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[4]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	208
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	686
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,579
1 Year	rr_AverageAnnualReturnYear01	18.95%
5 Years	rr_AverageAnnualReturnYear05	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	6.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.92%
5 Years	rr_AverageAnnualReturnYear05	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.61%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.45%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%	[5]

[1]	The fund pays a management fee consisting of a basic annual fee of 0.90% of the fund's average daily net assets and a performance adjustment during a rolling 36-month period, resulting in a minimum fee of 0.80% and a maximum fee of 1.00%. For more information, see "Management Fees."
[2]	The ratios of Annual Operating Expenses are based on estimates for the year as the share class was not operational as of December 31, 2012. Therefore, the ratio of "Total other expenses" provided in this table is an estimate based on the ratio of "Total other expenses" of another class of shares of the Fund, which are not offered in this prospectus, as adjusted for the Class I shares anticipated expenses.
[3]	Short sale dividends and interest expenses on securities sold short are treated as an expense and increase the fund's expense ratio, although no cash is received or paid by the fund. Short sale dividend expenses and interest expenses will vary and may be either greater than or less than the amount disclosed.
[4]	Burnham Asset Management Corp. (the "adviser") has agreed to reimburse certain expenses to the extent required to reduce "Other expenses" to 0.65% of the average daily net assets attributable to Class I shares. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends and interest expenses, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser to a fund are subject to recoupment by the adviser within three years provided the fund is able to affect repayment and remain in compliance with the expense limitation. The expense limitation agreement is effective for the period beginning May 1, 2013 and will terminate on April 30, 2014, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013